Restatement and reclassification - Summary of effects of the reclassifications and restatement for the error on the Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 14,760	¥ 102,755	$ 65,708	¥ 457,442	¥ 370,891	¥ 53,013
Restricted cash	54,971	382,695		252,599
Short-term financing receivables, net	61,821	430,387		753,169
Short term financial guarantee assets, net	13,125	91,374		15,569
Accounts receivable, net	10,665	74,251		47,652
Prepayments and other current assets	11,250	78,330		208,399
Amounts due from related parties	9	64		475,426
Total current assets	166,601	1,159,856		2,210,256
Non-current assets:
Long-term financial guarantee assets	524	3,647		5,040
Long-term financing receivables, net	2,744	19,100		18,882
Long-term investments	15,600	108,603		58,038	6,439
Deferred tax assets	9,290	64,675		36,901
Property, equipment and software, net	2,057	14,317		7,806
Intangible assets, net	7,152	49,790		5,423
Goodwill	5,050	35,157		25,680
Total non-current assets	57,564	400,743		157,770
TOTAL ASSETS	224,165	1,560,599		2,368,026
Current liabilities:
Short-term borrowings	45,965	320,000		220,000
Short-term funding debts	43,123	300,212		694,978
Accrued interest payable		2,667
Accounts payable	8,291	57,719		38,850
Amounts due to related parties	1,464	10,191		96,596
Tax payable	7,546	52,535		57,081
Financial guarantee liabilities	14,642	101,933		15,537	0	0
Accrued expenses and other liabilities	22,686	157,945		157,462
Total current liabilities	155,360	1,081,588		1,280,504
Non-current liabilities:
Long-term funding debts	3,088	21,498		21,498
Other non-current liabilities	1,247	8,683		8,748
Total non-current liabilities	17,279	120,291		30,246
TOTAL LIABILITIES	172,639	1,201,879		1,310,750
Equity
Additional paid-in capital	284,030	1,977,365		1,896,993
Statutory reserves	4,260	29,659		1,739
Accumulated other comprehensive income	6,161	42,890		31,014
Accumulated deficit	(267,264)	(1,860,640)		(872,698)
Total Pintec Technology Holdings Limited shareholders' equity	27,223	189,528		1,057,276
TOTAL LIABILITIES AND EQUITY	224,165	1,560,599		2,368,026
Class A Ordinary Shares
Equity
Ordinary shares	30	212		185
Class B Ordinary Shares
Equity
Ordinary shares	$ 6	¥ 42		43
As previously reported
Current assets:
Cash and cash equivalents				457,442	¥ 370,891	27,292
Restricted cash				252,599
Short-term financing receivables, net				742,117
Accrued interest receivable, net				11,052
Accounts receivable, net				47,652
Prepayments and other current assets				229,008
Amounts due from related parties				475,426
Total current assets				2,215,296
Non-current assets:
Long-term financing receivables, net				18,882
Long-term investments				58,038
Deferred tax assets				36,901
Property, equipment and software, net				7,806
Intangible assets, net				5,423
Goodwill				25,680
Total non-current assets				152,730
TOTAL ASSETS				2,368,026
Current liabilities:
Short-term borrowings				220,000
Short-term funding debts				679,957
Accrued interest payable				15,021
Accounts payable				38,850
Amounts due to related parties				96,596
Tax payable				57,081
Financial guarantee liabilities				15,537
Accrued expenses and other liabilities				157,462
Total current liabilities				1,280,504
Non-current liabilities:
Long-term funding debts				21,498
Other non-current liabilities				8,748
Total non-current liabilities				30,246
TOTAL LIABILITIES				1,310,750
Equity
Additional paid-in capital				1,896,993
Statutory reserves				1,739
Accumulated other comprehensive income				31,014
Accumulated deficit				(872,698)
Total Pintec Technology Holdings Limited shareholders' equity				1,057,276
TOTAL LIABILITIES AND EQUITY				2,368,026
As previously reported | Class A Ordinary Shares
Equity
Ordinary shares				185
As previously reported | Class B Ordinary Shares
Equity
Ordinary shares				43
Restatement adjustment
Current assets:
Cash and cash equivalents						¥ 25,721
Short-term financing receivables, net				11,052
Short term financial guarantee assets, net				15,569
Accrued interest receivable, net				(11,052)
Prepayments and other current assets				(20,609)
Total current assets				(5,040)
Non-current assets:
Long-term financial guarantee assets				5,040
Total non-current assets				5,040
Current liabilities:
Short-term funding debts				15,021
Accrued interest payable				¥ (15,021)